PUTNAM AMERICAN RENAISSANCE FUND
                          PUTNAM RESEARCH FUND
                          PUTNAM BALANCED FUND
                  PUTNAM REAL ESTATE OPPORTUNITIES FUND

              Prospectus Supplement dated December 9, 1996 to
                       Prospectus dated May 1, 1996

The fifth paragraph under the heading "How the funds are managed" and the section of the chart that follows regarding Putnam
American Renaissance Fund on page 23 is replaced with the following:

The following officers of Putnam Investment Management, Inc., the
Trust's investment manager ("Putnam Management"), have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:

                                      Business experience
                           Year       (at least 5 years)
                          ------      -------------------------

American Renaissance Fund
-------------------------
Carol C. McMullen          1995       Employed as an investment
Managing Director                     professional by Putnam
                                      Management since 1995.
                                      Prior to June, 1995, Ms.
                                      McMullen was Senior Vice
                                      President and Senior
                                      Portfolio Manager of Baring
                                      Asset Management.

Jeffrey R. Lindsey         1996       Employed as an investment
Senior Vice President                 professional by Putnam
                                      Management since 1994.
                                      Prior to April, 1994, Mr.
                                      Lindsey was Vice President
                                      at Strategic Portfolio
                                      Management Inc.




                                                                29880 12/96

               PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND

             PROSPECTUS SUPPLEMENT DATED DECEMBER 9, 1996 TO
                   PROSPECTUSES DATED JANUARY 1, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                    BUSINESS EXPERIENCE
                        YEAR        (AT LEAST 5 YEARS)
                        ----        --------------------

Justin M. Scott         1995       Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1988.

J. Peter Grant          1996       Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1973.

Robert Swift            1996       Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1995.  Prior
                                   to August, 1995, Mr. Swift was
                                   Director and Senior Portfolio
                                   Manager at IAI
                                   International/Hill Samuel
                                   Investment Advisors.

Ami T. Kuan             1996       Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1993.  Prior
                                   to April, 1993, Ms. Kuan
                                   attended the MIT Sloan School
                                   of Management.


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